SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Net income	¥ 1,297,576	$ 182,760	¥ 1,180,232	¥ 467,761
Shareholders' equity	2,382,141		1,243,084		$ 335,517
Cash and cash equivalents	¥ 370,193		¥ 291,018	¥ 182,551	$ 52,141
VIEs percentage of Group's consolidated revenue	9.00%	9.00%	30.00%	38.00%
VIEs percentage of consolidated total assets	4.00%	4.00%	11.00%
VIEs percentage of consolidated total liabilities	9.00%	9.00%	43.00%
Convenience translation rate per US$1.00	7.0999				7.0999
Restricted cash	¥ 2,435		¥ 2,023		$ 343
Contingent guarantee liabilities	933,947				$ 131,544
Corresponding recoverable assets	933,947
Net payout for contingent guarantee liabilities	2,068,842
Maximum potential future payments not reduced by effect of any amounts that may possibly be recovered	13,694,236		6,484,243
Outstanding loan, secondary guarantee	20,893,308		14,425,887
Employee defined contribution plan expense	94,300		68,145	¥ 57,363
Advertising expense	12,658		8,437	6,695
Government grants	¥ 15,398		¥ 22,306	19,762
Weighted average remaining lease term	2 years 10 months 24 days		1 year 2 months 12 days		2 years 10 months 24 days	1 year 2 months 12 days
Weighted average discount rate	4.22%		4.75%		4.22%	4.75%
Retained earnings	¥ 1,525,841		¥ 384,896		$ 214,910
Fnancial assets receivable, allowance for credit losses	7,207		0	0
Services provided to related parties	¥ 5,466,873	$ 769,993	3,271,414	¥ 1,780,490
Maximum
Value added tax rate	6.00%	6.00%
Minimum
Value added tax rate	3.00%	3.00%
Releasing of guarantee liabilities
Services provided to related parties	¥ 1,393,081		¥ 47,141
ASU 2014-09
Change in accounting principle, accounting standards update, adopted [true false]	true				true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2018				Jan. 01, 2018
CNY
Cash and cash equivalents | $					$ 357,118	$ 257,041
PRC
Income tax year subject to examination	5 years	5 years
Hong Kong
Income tax year subject to examination	7 years	7 years
Singapore
Income tax year subject to examination	4 years	4 years
Indonesia
Income tax year subject to examination	5 years	5 years
Nigeria
Income tax year subject to examination	indefinite years	indefinite years
Cash and Cash Equivalents | Net Assets, Geographic Area | PRC
Concentration risk, percentage	97.00%	97.00%	89.00%
Customer Concentration Risk | Net Revenue | Customer A
Concentration risk, percentage	15.00%	15.00%
Customer Concentration Risk | Accounts Receivable and Contract Assets | Customer A
Concentration risk, percentage	23.00%	23.00%
Equity Pledge Agreement
Percentage of equity interest in Jiayin Finance pledged to WFOE	100.00%	100.00%
Exclusive Purchase Agreement Member [Member] | Shanghai Kunjia Technology Co., Ltd. ("Shanghai Kunjia" or "WFOE") [Member]
Consideration of purchase	¥ 1
Effective time period of agreement	10 years	10 years